STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,794,096)	$ (1,225,628)	$ (1,669,699)	$ (185,381)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount on convertible unsecured promissory notes	39,588	12,222	12,954	4,010
Amortization of debt discount on convertible secured promissory notes	615,221	72,566	135,579	0
Amortization of debt discount on notes payable	38,439
Issuance of common stock to consultants for services			191,250	0
Issuance of warrants to consultants for services			98,781	0
Settlement expense (income)	(38,200)	55,000	55,000	0
Issuance of common stock to employee for services	3,438
Issuance of warrant to employee for services	1,211
Issuance of common stock to consultants for services	2,236	191,250
Issuance of warrants to consultants for services		98,781	(98,781)
Late fee on convertible promissory note in default			1,750
Conversion fees on convertible unsecured promissory notes	17,500		0	3,750
Write off of prepaid investor relation fees	(52,500)
Write off of stadium lease deposit			5,000	0
Accretion of put premium liability	178,153	96,948	96,948	51,692
Gain from change in fair value of conversion option liability	1,898,594	(213,889)	(10,995)	(405,757)
Loss (Gain) from change in fair value of conversion option liability	(1,898,594)	213,889	10,995	405,757
Gain from change in fair value of warrant derivative liability	(1,932,624)
Depreciation expense	114,161	0
Changes in operating assets and liabilities:
Prepaid fees	668	(2,500)	(668)	0
Deposits			0	90
Accounts payable			98,817	90,438
Late fee on convertible promissory note in default		1,750
Accounts payable - related parties	(32,021)	29,782	33,000	109,250
Accrued expenses	5,593	17,043	27,755	21,565
Write off of prepaid investor relation fees	52,500
Accrued interest	285,807	80,531	112,609	92,360
Accounts receivable	3,802
Accrued interest - related party	4,158	4,158	5,500	4,645
Accrued payroll	840,774		25,726
Accounts payable	1,426,428	35,288
Subscription payable	30,000
Deferred revenue	(3,802)
Net cash used in operating activities	(2,039,660)	(318,920)	(780,693)	(213,518)
CASH FLOWS FROM INVESTING ACTIVITIES
Trademark filing fees		(500)	(500)	0
Purchase of football equipment	(76,268)		(460,910)	0
Net cash used in investing activities	(76,268)	(500)	(461,410)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible unsecured promissory notes, net of issue costs	202,000	147,000	147,000	90,000
Proceeds from issuance of convertible secured promissory notes, net of issue costs	512,290	405,920	874,680	0
Proceeds from issuance of note payable - related party	173,800		0	30,000
Repayment of note payable	(5,000)		(30,000)
Repayment of convertible secured promissory note		(235,000)	(235,000)	0
Repayment of convertible unsecured promissory note	(8,997)		(12,500)	0
Proceeds from common stock issuable	574,174		0	1,000
Proceeds from sale of common stock, net of offering costs			1,151,326	108,500
Net cash provided by financing activities	1,448,267	317,920	1,895,506	229,500
NET DECREASE IN CASH	(667,661)	(1,500)	653,403	15,982
CASH - END OF PERIOD	5,520	18,278	673,181	19,778
CASH - BEGINNING OF YEAR	673,181	19,778	19,778	3,796
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS
CASH PAID FOR INCOME TAXES			0	0
CASH PAID FOR INTEREST	1,003		0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reduction of put premium liability related to conversion and payment of promissory notes	53,801	165,847	165,847	156,855
Conversion of convertible secured promissory note	368,974	13,198	13,198	30,000
Conversion of convertible unsecured promissory notes and accrued interest	88,700	12,498
Conversion of accrued interest on convertible secured promissory notes	101,616			28,500
Discounts related to convertible promissory notes	112,500	37,400	194,320	6,000
Fair value of warrants issued with secured convertible promissory notes	310,581	$ 143,001	423,877
Reclassification from equity of initial conversion option derivative value	3,060,580
Reclassification from equity of initial warrant derivative value	4,680,013
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value	6,641,946
Warrant and common stock offering costs	$ 296,120
Reduction in fair value of conversion option liability for conversion of promissory note				30,795
Conversion of convertible unsecured promissory notes			203,170	147,613
Conversion of accrued interest on convertible unsecured promissory notes			$ 12,498	19,714
Reclass of note payable - related party to note payable				$ 2,300